Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
C000255893_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.03%
C000255893_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.05%
C000255893_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.93%
C000255893_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.79%
C000255893_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.63%
C000255893_NoLoadClassMember_2025-07-01_2026-06-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	1.18%
C000255893_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.85%
C000255893_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent
C000255893_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent